Quarterly Information	12 Months Ended
Dec. 31, 2011
Quarterly Information [Abstract]
Quarterly Information

16. Quarterly Information (Unaudited)

The following table presents summarized unaudited quarterly results of operations for the years ended December 31, 2011 and 2010. Management believes that all necessary adjustments have been included in the amounts stated below for a fair presentation of the results of operations for the periods presented when read in conjunction with the Company’s consolidated financial statements for the years ended December 31, 2011 and 2010. Results of operations for a particular quarter are not necessarily indicative of results of operations for an annual period and are not predictive of future periods (in thousands except per share amounts).

	Quarters Ended
	March 31,	June 30,		September 30,	December 31,
Year Ended December 31, 2011:
Revenue	$16,846	$63,575		$60,722	$75,355
Loss (income) from continuing operations before income taxes	$(528)	$(18,946	) (1)	$4,479	$(23,471	) (2)
Net (loss) income	$(249)	$(21,857	) (1)	$3,123	$(15,909	) (2)
Basic and diluted net (loss) income per share	$(0.01)	$(1.24)		$0.18	$(0.72)
Year Ended December 31, 2010:
Revenue	$15,328	$15,958		$15,255	$15,562
Income (loss) from continuing operations before income taxes	$1,911	$2,400		$1,821	$1,026
Net income	$1,537	$2,583		$1,566	$524
Basic and diluted net income per share	$0.09	$0.15		$0.09	$0.03

(1)	Includes equity-based compensation expense of $19.8 million and transaction-related expenses related to the acquisitions of YFCS and PHC of $5.8 million.
(2)	Includes transaction-related expenses primarily related to the PHC acquisition of $31.0 million.